Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

Note 26 – Subsequent events

On January 8, 2020, a total of 80,000 shares were issued to the Company’s independent directors, which vested immediately. The grant date fair value was $0.9 per share. Compensation expense of $72 will be recorded in the statement of comprehensive income (loss) during 2020.

On April 17, 2020, the Company entered into a Stock Purchase Agreement with Lin So Chun, an unaffiliated third parties, pursuant to which the Company will sell to Ms Lin, 4,500,000 shares of its ordinary stock, par value $0.004 per share, respectively, at a per share purchase price of $0.80, for aggregate proceeds of $3,600,000. The company and Ms Lin have fulfilled all the conditions for issuance of shares. The Company has not issued the shares because a regulatory approval is pending.

The spread of the coronavirus (“COVID-19”) around the world has caused significant business disruption during the first quarter of 2020. On March 11, 2020, the World Health Organization declared the outbreak of COVID-19 as a global pandemic, which continues to spread around the world. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the U.S. and international economies. While it is difficult to estimate the financial impact of COVID-19 on the Company’s operations, management believes that COVID-19 could have a material impact on its financial results in year 2020 and could cause a potential impairment of certain assets.